STOCKHOLERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Stock Options And Fair Value Adjustments [Table Text Block]
The Company recorded the issuance of these shares and warrants as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital
June 2014	600,000	$600,000	$-	$600,000	$449,624	$150,376

Schedule Of Stock Option Awards [Table Text Block]
A summary of stock option activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	1,433,650	$0.54		$-
Granted	1,722,500	1.00
Cancelled/Expired	(328,650)	0.50
Outstanding at September 30, 2014	2,827,500	$0.82	9.06	$1,885,475
Exercisable at September 30, 2014	1,157,597	$0.71	8.47	$901,617

A summary of stock option activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2011	-	$-	-	$-
Granted	200,000	0.50	10.00	-
Outstanding at December 31, 2012	200,000	0.50	9.90	-
Granted	1,405,000	0.56	10.00	-
Expired/Forfeited	(171,350)	0.64	-	-
Outstanding at December 31, 2013	1,433,650	$0.54	9.04	$-
Exercisable at December 31, 2013	876,387	$0.52	9.04	$2,641,339

Schedule Of Warrant Awards [Table Text Block]
A summary of warrant activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	750,000	0.01
Granted	2,800,000	1.00
Exercised	-	-
Expired/Forfeited	-	-
Outstanding and exercisable at September 30, 2014	3,550,000	$0.79	8.31	$5,535,000

A summary of warrant activity is presented below:

Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2011	-	-	-	-
Granted	750,000	$0.01
Outstanding at December 31, 2012	750,000	-
Granted	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2013	750,000	$0.01	8.9	$2,542,500